Supplement to the
Spartan® 500
Index Fund
Institutional Class and
Fidelity Advantage®
Institutional Class
April 28, 2012
Summary Prospectus
As Revised
September 6, 2012

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" on page 2.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage® Institutional Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.000%
Total annual operating expenses	0.050%	0.025%
Fee waiver and/or expense reimbursementA	0.010%	0.005%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.040%	0.020%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%, respectively. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" on page 3.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 4	$ 2
3 years	$ 15	$ 7
5 years	$ 27	$ 13
10 years	$ 63	$ 31

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" on page 5.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

U5I-U5A-SUM-12-02  December 11, 2012
1.936465.101

Supplement to the
Spartan® 500
Index Fund
Investor Class and Fidelity
Advantage® Class
April 28, 2012
Summary Prospectus
As Revised
September 6, 2012

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" on page 2.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.075%	0.045%
Total annual operating expenses	0.100%	0.070%
Fee waiver and/or expense reimbursement A	0.005%	0.020%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.095%	0.050%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.095% and 0.05%, respectively. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" on page 3.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 5
3 years	$ 32	$ 20
5 years	$ 56	$ 37
10 years	$ 128	$ 87

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" on page 5.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the similar information under the heading "Purchase and Sale of Shares" on page 6.

Initial Purchase Minimum - Investor Class	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200
Initial Purchase Minimum - Fidelity Advantage Class	$10,000

The fund may waive or lower purchase minimums in other circumstances.

UEI-SUM-12-02  December 11, 2012
1.936466.101